Segment information	12 Months Ended
Dec. 31, 2023
Operating Segments [Abstract]
Segment information	Segment information
The Company reports segment information based on internal reports used by the chief operating decision maker (“CODM”) to make operating and resource allocation decisions and to assess performance. The CODM is the Chief
Executive Officer. The CODM makes decisions and assesses performance of the Company on a consolidated basis such that the Company is a single reportable operating segment.
Geographic information

The following table presents revenue on a geographic basis for the years ended December 31:

	2023	2022
	$	$
North America	137,592	108,703
Rest of World	43,247	34,209
	180,839	142,912

The following table presents property and equipment on a geographic basis as at December 31:

	2023	2022
	$	$
North America	621	948
Rest of World	1,487	1,676
	2,108	2,624

The following table presents ROU asset on a geographic as at December 31:

	2023	2022
	$	$
North America	624	906
Rest of World	718	1,132
	1,342	2,038